Restrictions on Cash	12 Months Ended
Dec. 31, 2012
Restrictions on Cash [Abstract]
Restrictions on Cash

3.  Restrictions on Cash

Federal law requires depository institutions to hold reserves in the form of vault cash or, if vault cash is insufficient, in the form of a deposit maintained with a Federal Reserve Bank (“FRB”).  The dollar amount of a depository institution's reserve requirement is determined by applying the reserve ratios specified in the FRB’s Regulation D to an institution's reservable liabilities.  As of December 31, 2012 and 2011, the Company had sufficient vault cash to meet its reserve requirements of $609 thousand and $553 thousand, respectively.

In addition, the Company’s contract with its current electronic funds transfer (“EFT”) provider requires a predetermined balance be maintained in a settlement account controlled by the provider equal to the Company’s average daily net settlement position multiplied by four days.  The required balance was $179 thousand as of December 31, 2012 and 2011. This balance can be adjusted periodically to reflect actual transaction volume and seasonal factors.